Securities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Securities

NOTE 7:  SECURITIES

Remaining Terms to Maturities of Securities

The remaining terms to contractual maturities of the securities held by the Bank are shown on the following table.

Securities Maturity Schedule
(millions of Canadian dollars)															As at
													October 31 2018		October 31 2017
	Remaining terms to maturities[1]
	Within 1 year		Over 1 year to 3 years		Over 3 years to 5 years		Over 5 years to 10 years		Over 10 years		With no specific maturity		Total		Total
Trading securities
Government and government-related securities
Canadian government debt
Federal		$6,788		$2,526		$2,127		$1,901		$1,120		$–		$14,462		$9,068
Provinces		1,223		1,040		1,166		1,540		2,569		–		7,538		6,524
U.S. federal, state, municipal governments, and agencies debt		1,641		2,081		2,948		6,274		6,788		–		19,732		17,467
Other OECD government-guaranteed debt		1,278		659		779		433		175		–		3,324		5,047
Mortgage-backed securities
Residential		348		1,017		581		–		–		–		1,946		1,784
Commercial		6		7		11		59		–		–		83		122
		11,284		7,330		7,612		10,207		10,652		–		47,085		40,012
Other debt securities
Canadian issuers		829		1,704		1,324		1,053		721		–		5,631		3,343
Other issuers		3,885		5,509		2,853		1,970		258		–		14,475		10,015
		4,714		7,213		4,177		3,023		979		–		20,106		13,358
Equity securities
Common shares		–		–		–		–		–		43,752		43,752		31,942
Preferred shares		–		–		–		–		–		59		59		68
		–		–		–		–		–		43,811		43,811		32,010
Retained interests		–		2		9		14		–		–		25		32
Total trading securities		$15,998		$14,545		$11,798		$13,244		$11,631		$43,811		$111,027		$85,412
Securities designated at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal		$30		$–		$–		$–		$15		$–		$45		$713
Provinces		63		–		71		216		104		–		454		718
U.S. federal, state, municipal governments, and agencies debt		–		127		–		–		–		–		127		–
Other OECD government-guaranteed debt		649		80		42		–		–		–		771		688
		742		207		113		216		119		–		1,397		2,119
Other debt securities
Canadian issuers		13		376		770		450		–		–		1,609		1,188
Other issuers		238		237		137		–		–		–		612		725
		251		613		907		450		–		–		2,221		1,913
Total FVO securities		$993		$820		$1,020		$666		$119		$–		$3,618		$4,032
Securities at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal		$3,504		$5,614		$2,875		$290		$448		$–		$12,731	$	n/a
Provinces		676		1,561		2,376		4,691		203		–		9,507		n/a
U.S. federal, state, municipal governments, and agencies debt		3,406		17,277		10,638		4,305		10,140		–		45,766		n/a
Other OECD government-guaranteed debt		6,991		6,138		6,643		324		–		–		20,096		n/a
Mortgage-backed securities		454		2,696		3,483		–		–		–		6,633		n/a
		15,031		33,286		26,015		9,610		10,791		–		94,733		n/a
Other debt securities
Asset-backed securities		–		3,740		9,213		2,981		6,035		–		21,969		n/a
Non-agency collateralized mortgage obligation portfolio		–		–		–		–		472		–		472		n/a
Corporate and other debt		1,307		3,522		1,858		1,796		24		–		8,507		n/a
		1,307		7,262		11,071		4,777		6,531		–		30,948		n/a
Equity securities
Common shares		–		–		–		–		–		1,804		1,804		n/a
Preferred shares		–		–		–		–		–		370		370		n/a
		–		–		–		–		–		2,174		2,174		n/a
Total securities at fair value through other comprehensive income		$16,338		$40,548		$37,086		$14,387		$17,322		$2,174		$127,855	$	n/a
Available-for-sale securities
Government and government-related securities
Canadian government debt
Federal	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a		$16,225
Provinces		n/a		n/a		n/a		n/a		n/a		n/a		n/a		7,922
U.S. federal, state, municipal governments, and agencies debt		n/a		n/a		n/a		n/a		n/a		n/a		n/a		48,280
Other OECD government-guaranteed debt		n/a		n/a		n/a		n/a		n/a		n/a		n/a		21,122
Mortgage-backed securities		n/a		n/a		n/a		n/a		n/a		n/a		n/a		8,812
		n/a		n/a		n/a		n/a		n/a		n/a		n/a		102,361
Other debt securities
Asset-backed securities		n/a		n/a		n/a		n/a		n/a		n/a		n/a		29,981
Non-agency collateralized mortgage obligation portfolio		n/a		n/a		n/a		n/a		n/a		n/a		n/a		1,715
Corporate and other debt		n/a		n/a		n/a		n/a		n/a		n/a		n/a		9,790
		n/a		n/a		n/a		n/a		n/a		n/a		n/a		41,486
Equity securities
Common shares		n/a		n/a		n/a		n/a		n/a		n/a		n/a		1,922
Preferred shares		n/a		n/a		n/a		n/a		n/a		n/a		n/a		365
		n/a		n/a		n/a		n/a		n/a		n/a		n/a		2,287
Debt securities reclassified from trading		n/a		n/a		n/a		n/a		n/a		n/a		n/a		277
Total available-for-sale securities	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a		$146,411
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities
Canadian government debt
Federal		$1,364		$396		$1,136		$317		$1,709		$–		$4,922	$	n/a
Provinces		10		–		176		596		–		–		782		n/a
U.S. federal, state, municipal governments, and agencies debt		1,606		4,837		6,211		11,053		5,441		–		29,148		n/a
Other OECD government guaranteed debt		8,960		7,529		7,519		1,675		–		–		25,683		n/a
		11,940		12,762		15,042		13,641		7,150		–		60,535		n/a
Other debt securities
Asset-backed securities		332		3,787		5,738		5,096		8,756		–		23,709		n/a
Non-agency collateralized mortgage obligation portfolio		–		–		–		–		15,867		–		15,867		n/a
Other issuers		1,849		2,391		2,403		414		3		–		7,060		n/a
		2,181		6,178		8,141		5,510		24,626		–		46,636		n/a
Total debt securities at amortized cost, net of allowance for credit losses		$14,121		$18,940		$23,183		$19,151		$31,776		$–		$107,171	$	n/a
Held-to-maturity securities
Government and government-related securities
Canadian government debt
Federal	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a	$	n/a		$661
U.S. federal, state, municipal governments, and agencies debt		n/a		n/a		n/a		n/a		n/a		n/a		n/a		22,531
Other OECD government guaranteed debt		n/a		n/a		n/a		n/a		n/a		n/a		n/a		22,431
		n/a		n/a		n/a		n/a		n/a		n/a		n/a		45,623
Other debt securities
Asset-backed securities		n/a		n/a		n/a		n/a		n/a		n/a		n/a		8,837
Non-agency collateralized mortgage obligation portfolio		n/a		n/a		n/a		n/a		n/a		n/a		n/a		10,728
Other issuers		n/a		n/a		n/a		n/a		n/a		n/a		n/a		6,175
		n/a		n/a		n/a		n/a		n/a		n/a		n/a		25,740
Total held-to-maturity securities		n/a		n/a		n/a		n/a		n/a		n/a		n/a		71,363
Total securities		$47,450		$74,853		$73,087		$47,448		$60,848		$45,985		$349,671		$307,218

[1]	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at October 31.

Unrealized Securities Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income (IAS 39 – Available-for-Sale Securities)

(millions of Canadian dollars)							As at
	October 31, 2018						October 31, 2017
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value
Securities at Fair Value Through Other Comprehensive Income (IAS 39 – Available-for-Sale Securities)
Government and government-related securities
Canadian government debt
Federal	$12,740	$38	$(47)	$12,731	$16,200	$53	$(28)	$16,225
Provinces	9,443	75	(11)	9,507	7,859	66	(3)	7,922
U.S. federal, state, municipal governments, and agencies debt	45,857	265	(356)	45,766	48,082	310	(112)	48,280
Other OECD government guaranteed debt	20,034	65	(3)	20,096	21,067	69	(14)	21,122
Mortgage-backed securities	6,575	59	(1)	6,633	8,757	56	(1)	8,812
	94,649	502	(418)	94,733	101,965	554	(158)	102,361
Other debt securities
Asset-backed securities	21,901	87	(19)	21,969	29,879	135	(33)	29,981
Non-agency collateralized mortgage obligation portfolio	471	1	–	472	1,706	9	–	1,715
Corporate and other debt	8,534	31	(58)	8,507	9,753	63	(26)	9,790
	30,906	119	(77)	30,948	41,338	207	(59)	41,486
Debt securities reclassified from trading	n/a	n/a	n/a	n/a	250	27	–	277
Total debt securities	125,555	621	(495)	125,681	143,553	788	(217)	144,124
Equity securities
Common shares	1,725	118	(39)	1,804	1,821	114	(13)	1,922
Preferred shares	376	20	(26)	370	313	52	–	365
	2,101	138	(65)	2,174	2,134	166	(13)	2,287
Total securities at fair value through other comprehensive income	$127,656	$759	$(560)	$127,855	$145,687	$954	$(230)	$146,411

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI under IFRS 9. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

(millions of Canadian dollars)	As at	For the year ended
	October 31, 2018	October 31, 2018
	Fair value	Dividend income recognized
Common shares	$1,804	$71
Preferred shares	370	16
Total	$2,174	$87

The Bank disposed of equity securities with a fair value of $22 million during the year ended October 31, 2018. The Bank realized a cumulative gain/(loss) of $2 million during the year ended October 31, 2018, on disposal of these equity securities and recognized dividend income of nil during the year ended October 31, 2018.

Net Securities Gains (Losses)

(millions of Canadian dollars)	For the year ended
	October 31 2018[1]		October 31 2017
Debt securities at amortized cost
Net realized gains (losses)	$76	$	n/a
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	35		n/a
Held-to-maturity securities
Net realized gains (losses)	n/a		(8)
Available-for-sale securities[2]
Net realized gains (losses)	n/a		147
Impairment (losses)	n/a		(11)
Total	$111		$128

[1]	Amounts for the year ended October 31, 2018 are prepared in accordance with IFRS 9. Prior period comparatives are based on IAS 39. Refer to Note 4 for further details.
[2]

Under IFRS 9, realized gains (losses) on equity securities at FVOCI are no longer recognized in income, rather they are recognized in Retained earnings. Prior to the adoption of IFRS 9, realized gains (losses) from AFS equity securities were included in Net securities gain (loss).

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a BRR and FRR, and this system is used to assess all non-retail exposures, including debt securities. Refer to the shaded areas of the "Managing Risk" section of the 2018 MD&A for further details, as well as the mapping of the Bank's 21-point BRR scale to risk levels and external ratings.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)					As at
			October 31, 2018
	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$230,488	$–	$	n/a	$230,488
Non-Investment grade	2,140	54		n/a	2,194
Watch and classified	n/a	11		n/a	11
Default	n/a	n/a		234	234
Total debt securities	232,628	65		234	232,927
Allowance for credit losses on debt securities at amortized cost	1	4		70	75
Debt securities, net of allowance	$232,627	$61		$164	$232,852

As at October 31, 2018, the allowance for credit losses on debt securities at FVOCI was $5 million, inclusive within the FVOCI balance. For the year ended October 31, 2018, the Bank reported $2 million recovery of credit losses on debt securities at amortized cost and $10 million of provision for credit losses on debt securities at FVOCI.

The difference between probability-weighted ECL and base ECL on debt securities at FVOCI and at amortized cost at October 31, 2018, was insignificant. Refer to Note 3 for further details.